September 10, 2015

Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:	Pre-Effective Amendment No. 1 to Registration Statement for Pruco Life Variable Universal Account
File Nos. 811-05826 and 333-205092

Dear Ms. Samuel:

Pursuant to Rule 461 under the Securities Act of 1933, Pruco Life Insurance Company, depositor for the registrant under the above-referenced registration statement, and Pruco Securities, LLC, principal underwriter for the registered securities, respectfully request acceleration of the above-referenced registration statement so that it becomes effective on September 11, 2015.

We acknowledge that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing

•
the registrant is responsible for the adequacy and accuracy of the disclosure in the filing; the staff’s comments, the registrant’s changes to the disclosure in response to the staff’s comments or the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve registrant from this responsibility; and

•	the registrant may not assert this action or the staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

It would be appreciate if, as soon as the registration statement becomes effective, you could inform Jordan Thomsen at (973) 802-4193.

Very truly yours,

PRUCO LIFE INSURANCE COMPANY

By: /s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President and Corporate Counsel

PRUCO SECURITIES, LLC

By: Sun-Jin Moon
Sun-Jin Moon
Vice President and Corporate Counsel